Rate Matters (Details) (USD $)	12 Months Ended						3 Months Ended		12 Months Ended													1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended																12 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended														12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Appalachian Power Co [Member]	Dec. 31, 2011 Appalachian Power Co [Member]	Dec. 31, 2010 Appalachian Power Co [Member]	Mar. 31, 2011 Appalachian Power Co [Member] Mountaineer Carbon Capture And Storage Product Validation Facility [Member]	Dec. 31, 2011 Appalachian Power Co [Member] Virginia Environmental Rate Adjustment Clause [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member]	Dec. 31, 2012 Ohio Power Co [Member]	Dec. 31, 2011 Ohio Power Co [Member]	Dec. 31, 2010 Ohio Power Co [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member]	Dec. 31, 2010 Public Service Co of Oklahoma [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member]	Jan. 31, 2013 Ohio Electric Security Plan Filing [Member] Subsequent Event [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Storm Costs [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Ohio Capacity Deferral [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Deferred Fuel Costs [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member]	Jan. 31, 2013 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Subsequent Event [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Storm Costs [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Ohio Capacity Deferral [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Deferred Fuel Costs [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Significantly Excessive Earnings Test - 2010 [Member]	Dec. 31, 2012 Ohio Electric Security Plan Filing [Member] Significantly Excessive Earnings Test - 2010 [Member] Ohio Power Co [Member]	Dec. 31, 2012 Ohio Distribution Base Rate Case [Member]	Dec. 31, 2012 Ohio Distribution Base Rate Case [Member] Ohio Power Co [Member]	Dec. 31, 2012 Ohio Fuel Adjustment Clause Audit - 2009 [Member]	Dec. 31, 2012 Ohio Fuel Adjustment Clause Audit - 2009 [Member] Ohio Power Co [Member]	Dec. 31, 2012 Ohio Fuel Adjustment Clause Audit - 2010 and 2011 [Member]	Dec. 31, 2012 Ohio Fuel Adjustment Clause Audit - 2010 and 2011 [Member] Ohio Power Co [Member]	Dec. 31, 2012 Ormet Interim Arrangement [Member]	Dec. 31, 2012 Ormet Interim Arrangement [Member] Ohio Power Co [Member]	Dec. 31, 2012 Special Rate Mechanism For Ormet [Member]	Dec. 31, 2012 Special Rate Mechanism For Ormet [Member] Ohio Power Co [Member]	Dec. 31, 2012 Ohio IGCC Plant [Member]	Dec. 31, 2012 Ohio IGCC Plant [Member] Ohio Power Co [Member]	Dec. 31, 2012 Turk Plant [Member]	Dec. 31, 2012 Turk Plant [Member] Electric Transmission [Member]	Dec. 31, 2012 Turk Plant [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2012 Turk Plant [Member] Southwestern Electric Power Co [Member] Electric Transmission [Member]	Dec. 31, 2012 Texas Base Rate Case [Member]	Dec. 31, 2012 Texas Base Rate Case [Member] Minimum [Member]	Dec. 31, 2012 Texas Base Rate Case [Member] Maximum [Member]	Dec. 31, 2012 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2012 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member] Minimum [Member]	Dec. 31, 2012 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member] Maximum [Member]	Dec. 31, 2012 Louisiana 2012 Formula Rate Filing [Member]	Feb. 26, 2013 Louisiana 2012 Formula Rate Filing [Member] Subsequent Event [Member]	Dec. 31, 2012 Louisiana 2012 Formula Rate Filing [Member] Southwestern Electric Power Co [Member]	Feb. 26, 2013 Louisiana 2012 Formula Rate Filing [Member] Southwestern Electric Power Co [Member] Subsequent Event [Member]	Dec. 31, 2012 Flint Creek Plant Environmental Controls [Member]	Dec. 31, 2012 Flint Creek Plant Environmental Controls [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2012 Virginia Fuel Filing [Member]	Dec. 31, 2012 Virginia Fuel Filing [Member] Appalachian Power Co [Member]	Dec. 31, 2012 Environmental Rate Adjustment Clause [Member]	Dec. 31, 2012 Environmental Rate Adjustment Clause [Member] Appalachian Power Co [Member]	Dec. 31, 2012 Generation Rate Adjustment Clause [Member]	Dec. 31, 2012 Generation Rate Adjustment Clause [Member] Appalachian Power Co [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to West Virginia Jurisdiction [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to West Virginia Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to FERC Jurisdiction [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to FERC Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to Virginia Jurisdiction [Member]	Dec. 31, 2012 APCo's Filing for IGCC Plant [Member] Applicable to Virginia Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2012 West Virginia Expanded Net Energy Charge [Member]	Jan. 31, 2013 West Virginia Expanded Net Energy Charge [Member] Subsequent Event [Member]	Dec. 31, 2012 West Virginia Expanded Net Energy Charge [Member] Appalachian Power Co [Member]	Jan. 31, 2013 West Virginia Expanded Net Energy Charge [Member] Appalachian Power Co [Member] Subsequent Event [Member]	Dec. 31, 2012 Oklahoma Fuel and Purchased Power 2008 [Member]	Dec. 31, 2012 Oklahoma Fuel and Purchased Power 2008 [Member] Public Service Co of Oklahoma [Member]	Dec. 31, 2012 Oklahoma Environmental Compliance Plan [Member]	Jan. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Subsequent Event [Member]	Dec. 31, 2012 Oklahoma Environmental Compliance Plan [Member] Public Service Co of Oklahoma [Member]	Jan. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Public Service Co of Oklahoma [Member] Subsequent Event [Member]	Dec. 31, 2012 Indiana Base Rate Case [Member]	Feb. 26, 2013 Indiana Base Rate Case [Member] Subsequent Event [Member]	Dec. 31, 2012 Indiana Base Rate Case [Member] Indiana Michigan Power Co [Member]	Feb. 26, 2013 Indiana Base Rate Case [Member] Indiana Michigan Power Co [Member] Subsequent Event [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member] Indiana Filing [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member] Indiana Filing [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member] Michigan Filing [Member]	Jan. 31, 2013 Cook Plant Life Cycle Management Project [Member] Michigan Filing [Member] Subsequent Event [Member]	Dec. 31, 2012 Cook Plant Life Cycle Management Project [Member] Michigan Filing [Member] Indiana Michigan Power Co [Member]	Jan. 31, 2013 Cook Plant Life Cycle Management Project [Member] Michigan Filing [Member] Indiana Michigan Power Co [Member] Subsequent Event [Member]	Dec. 31, 2012 Rockport Plant Environmental Controls [Member]	Dec. 31, 2012 Rockport Plant Environmental Controls [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Big Sandy Unit Two Flue Gas Desulfurization System [Member]	Dec. 31, 2012 Seams Elimination Cost Allocation [Member]	Dec. 31, 2012 Seams Elimination Cost Allocation [Member] Appalachian Power Co [Member]	Dec. 31, 2012 Seams Elimination Cost Allocation [Member] Ohio Power Co [Member]	Dec. 31, 2012 Seams Elimination Cost Allocation [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Louisiana 2010 Formula Rate Filing [Member] Southwestern Electric Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	$ 5,106,000,000	$ 6,026,000,000		$ 1,435,704,000	$ 1,481,193,000				$ 403,278,000	$ 394,276,000		$ 1,420,966,000	$ 1,370,504,000		$ 202,328,000	$ 266,545,000		$ 540,019,000	$ 602,979,000				$ 62,000,000	$ 66,000,000	$ 519,000,000			$ 62,000,000	$ 66,000,000	$ 519,000,000																																											$ 299,000,000		$ 299,000,000
Unrecognized Equity Carrying Costs																																																																									4,000,000		4,000,000
Future Commitment to Support the Development of a Large Solar Farm																					20,000,000					20,000,000
Remaining Obligation to Spend on Large Solar Farm or Another Similar Project																						20,000,000					20,000,000
Intervenors' Recommended Additional Refund of Excessive Earnings																															62,000,000	62,000,000
Commission Staff's Recommended Refund Of Excessive Earnings																															23,000,000	23,000,000
Reversal of Liability Related to Obligation to Contribute to Partnership with Ohio and Ohio Growth Fund																					35,000,000					35,000,000
Reversal of Regulatory Asset																							8,000,000					8,000,000
Earnings Threshold for the Significantly Excessive Earnings Test																					12.00%					12.00%
Required Annual Contribution to the Ohio Growth Fund																					2,000,000					2,000,000
Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery through May 2015																					10.00%					10.00%
Additional Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery Beginning June 2014 through May 2015																					50.00%					50.00%
Remaining Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery from January 2015 through May 2015																					40.00%					40.00%
PUCO-Determined Fixed Price Per MW Day for Customers Who Switch During ESP Period																					188.88					188.88
Reliability Pricing Model Rate Per MW Day in Effect Through May 2013																					20					20
Total Amount Provided by the Retail Stability Rider																					500,000,000					500,000,000
Retail Stability Rider through May 2014 ($ Per MWh)																					3.50					3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh)																					4.00					4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ Per MWh)																					1.00					1.00
Rider for Annual Credit to Residential Ratepayers																																	15,000,000	15,000,000
Distribution Investment Rider Revenue Cap for 2012																																	86,000,000	86,000,000
Distribution Investment Rider Revenue Cap for 2013																																	104,000,000	104,000,000
Distribution Investment Rider Revenue Cap for 2014																																	124,000,000	124,000,000
Distribution Investment Rider Revenue Cap for the Period January 2015 Through May 2015																																	52,000,000	52,000,000
Total Distribution Investment Rider Revenue Cap																																	366,000,000	366,000,000
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Adjustment Clause as Orginially Ordered by the PUCO																																			65,000,000	65,000,000
Favorable Fuel Adjustment Based on Fuel Adjustment Clause Audit Rehearing																																			30,000,000	30,000,000
Remaining Retail Gain Not Already Flowed Through Fuel Adjustment Clause																																			35,000,000	35,000,000
Potential Refund of Carrying Costs																																					36,000,000	36,000,000
Potential Refund of Unrecognized Equity Carrying Costs																																					19,000,000	19,000,000
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009																																							64,000,000	64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009																																							2,000,000	2,000,000
Ormet's October and November 2012 Power Billings																																									27,000,000	27,000,000
Maximum Amount of Ormet's October and November 2012 Unpaid Balance Allowed to be Recovered in the Economic Development Rider																																									20,000,000	20,000,000
Collection of Authorized Pre-Construction Costs																																											24,000,000	24,000,000
Subsidiary's Ownership Percentage																																													73.00%		73.00%
Asset Impairments and Other Related Charges	300,000,000	139,000,000	0						13,000,000	49,000,000	0	287,031,000	89,824,000	0																															62,000,000		62,000,000
Construction Work in Progress	1,819,000,000	3,121,000,000		266,247,000	565,841,000				99,783,000	1,443,569,000		354,497,000	354,465,000		95,170,000	70,371,000		341,063,000	236,096,000																										1,700,000,000	120,000,000	1,700,000,000	120,000,000											11,000,000	11,000,000																											176,000,000	176,000,000							71,000,000	36,000,000	29,000,000
Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners	93,000,000	98,000,000	77,000,000	1,684,000	9,212,000	2,967,000			57,054,000	48,731,000	45,646,000	3,492,000	5,549,000	5,949,000	2,007,000	1,317,000	804,000	9,724,000	15,395,000	15,678,000																									328,000,000		328,000,000
The PUCT Required Cap on the Plant, Excluding AFUDC and Related Transmission Costs																																													1,522,000,000		1,522,000,000
The PUCT Required Cap on CO2 Emission Costs (per ton)																																													28		28
Requested Base Rate Increase																																																	83,000,000			83,000,000																															178,000,000		178,000,000
Requested Return on Equity																																																	11.25%			11.25%																															11.15%		11.15%
Texas Jurisdictional Share of the Turk Plant																																																	33.00%			33.00%
Intervenors' Recommended Base Rate Increase																																																		16,000,000	51,000,000		16,000,000	51,000,000
Intervenors' Recommended Return on Equity																																																		9.00%	9.55%		9.00%	9.55%
Louisiana Jurisdictional Share of the Turk Plant																																																							29.00%		29.00%
Increase in Louisiana Total Rates Per the Settlement Agreement																																																								2,000,000		2,000,000
Base Rate Increase Per the Settlement Agreement																																																								85,000,000		85,000,000
Fuel Rate Decrease Per the Settlement Agreement																																																								83,000,000		83,000,000
Return on Common Equity per the Settlement Agreement																																																								10.00%		10.00%
Projected Capital Costs																																																											408,000,000	408,000,000																											1,200,000,000	1,200,000,000							1,400,000,000	1,400,000,000
Subsidary's Portion of Projected Capital Costs																																																											204,000,000	204,000,000
Requested Reduction In Rates																																																																																																						3,000,000
Refund as Approved in the Settlement Agreement																																																																																																						3,000,000
Requested Increase In Rates																																																													117,000,000	117,000,000
Approved Cost Recovery																																																															30,000,000	30,000,000	26,000,000	26,000,000																										851,000,000		851,000,000
Write-off of Regulatory Asset, Pretax							41,000,000	31,000,000																																																							31,000,000	31,000,000
Additional Approved Cost Recovery Related to 2009 and 2010 Actual Environmental Rate Adjustment Clause Costs																																																															6,000,000	6,000,000
Amount of Deferred Preconstruction IGCC Costs for Future Recovery																																																																			9,000,000	9,000,000	2,000,000	2,000,000	9,000,000	9,000,000
Increase in Construction Surcharge per the Settlement Agreement																																																																									24,000,000		24,000,000
Reduction in Rates per the Settlement Agreement																																																																									24,000,000		24,000,000
Requested Expanded Net Energy Charge Securitization																																																																									422,000,000		422,000,000
Requested Other Expanded Net Energy Charge Related Assets																																																																									13,000,000		13,000,000
Requested Future Financing Costs																																																																									7,000,000		7,000,000
Intervenors Recommended Securitization Amount																																																																										370,000,000		370,000,000
Other Expanded Net Energy Charge Related Assets																																																																									12,000,000		12,000,000
Approved Percentage of Off-system Sales Margins Sharing																																																																													25.00%	25.00%						50.00%		50.00%
Requested Cost Recovery of New Environmental Investment at Northeastern Station Unit 3																																																																															256,000,000		256,000,000
Net Book Value of Northeastern Station, Units 3 and 4	26,279,000,000	24,938,000,000		5,632,665,000	5,194,967,000				3,888,230,000	2,326,102,000		8,673,296,000	9,502,614,000		1,346,530,000	1,317,948,000		4,062,733,000	3,932,472,000																																																												234,000,000		234,000,000
Requested Cost Recovery of New Investment at Various Gas Units																																																																															83,000,000		83,000,000
Requested Cost Recovery of Annual Earnings Component of New Purchase Power Agreement																																																																															3,000,000		3,000,000
The Corporation Commission of the State of Oklahoma and the Oklahoma Office of the Attorney General Recommended Cost Cap on Northeastern Station Unit 3 Environmental Investment																																																																																175,000,000		175,000,000
Requested Net Base Rate Increase																																																																																			149,000,000		149,000,000
Requested Reduction to Off-system Sales Sharing Rider																																																																																			13,000,000		13,000,000
Requested Reduction to PJM Cost Rider																																																																																			9,000,000		9,000,000
Requested Reduction to Clean Coal Technology Rider																																																																																			7,000,000		7,000,000
Requested Increase in Depreciation Expense																																																																																			25,000,000		25,000,000
Revised Requested Base Rate Increase																																																																																			170,000,000		170,000,000
Approved Base Rate Increase																																																																																				85,000,000		85,000,000
Approved Return on Equity																																																																																				10.20%		10.20%
Approved Reduction to Off-system Sales Sharing Rider																																																																																				5,000,000		5,000,000
Approved Reduction to PJM Cost Rider																																																																																				11,000,000		11,000,000
Approved Reduction to Clean Coal Technology Rider																																																																																				7,000,000		7,000,000
Approved Amount of Off-system Sales Imbedded in Base Rates																																																																																				27,000,000		27,000,000
Indiana Michigan Power Company Industrial Group's Recommended Recovery in a Rider																																																																																									229,000,000	229,000,000
The Indiana Office of Utility Consumer Counselor Recommended Maximum Recovery in a Rider																																																																																									408,000,000	408,000,000
The Indiana Office of Utility Consumer Counselor Recommended Maximum Recovery in Future Base Rates																																																																																									299,000,000	299,000,000
Michigan Jurisdictional Share of the Cook Plant																																																																																											15.00%		15.00%
Costs Prior to 2013 Not Eligible for Deferral But Eligible for Inclusion in Base Rates																																																																																												176,000,000		176,000,000
Amount of Life Cycle Management Project Costs Included in the Determination of Michigan Base Rates, Effective April 2012																																																																																												39,000,000		39,000,000
Amount of Life Cycle Management Project Costs Remaining In Construction Work In Progress																																																																																												137,000,000		137,000,000
Future Life Cycle Management Costs																																																																																												142,000,000		142,000,000
Cost Increase Allowance Above Approved Project Costs																																																																																												10.00%		10.00%
Maximum Cost Increase Allowance Above Approved Project Costs																																																																																												85,000,000		85,000,000
Recognized Gross Seams Elimination Cost Allocation Revenue																																																																																																		$ 220,000,000	$ 70,200,000	$ 92,100,000	$ 41,300,000